Retirement benefit plans - Summary of Retirement Benefit Obligation in Respect of Defined Benefit Plans Reported in Balance Sheet (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Deficit	£ (965)	£ (5,974)
Retirement Benefit Obligations (gross of tax)
Disclosure of defined benefit plans [line items]
Assets	53,471	53,364
Liabilities	(54,611)	(60,546)
Deficit	(1,140)	(7,182)
Retirement Benefit Obligations (gross of tax) | BTPS
Disclosure of defined benefit plans [line items]
Assets	52,240	52,186
Liabilities	(53,010)	(58,855)
Deficit	(770)	(6,669)
Retirement Benefit Obligations (gross of tax) | EEPS
Disclosure of defined benefit plans [line items]
Assets	820	816
Liabilities	(879)	(997)
Deficit	(59)	(181)
Retirement Benefit Obligations (gross of tax) | Other plans
Disclosure of defined benefit plans [line items]
Assets	411	362
Liabilities	(722)	(694)
Deficit	(311)	(332)
Deferred tax asset
Disclosure of defined benefit plans [line items]
Deficit	£ 175	£ 1,208